UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing              New York, New York            May 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:      $102,604
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                    Name

(1)  028-10548                          SLS Offshore Fund, Ltd.
(2)  028-13248                          SLS Investors, LP


                                                        FORM 13F INFORMATION TABLE
                                                              SLS MANAGEMENT, LLC
                                                                March 31, 2013

COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

                                                          VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED   NONE
APPLE INC                        COM          037833100   4,786      10,811  SH            SOLE                10,811
AXIALL CORP                      COM          05463D100   4,134      66,502  SH            SOLE                66,502
BANCO SANTANDER SA               ADR          05964H105   1,580     231,940  SH            SOLE               231,940
BEAM INC                         COM          073730103   7,884     124,075  SH            SOLE               124,075
BP PLC                      SPONSORED ADR     055622104   8,171     192,932  SH            SOLE               192,932
CHESAPEAKE ENERGY CORP           COM          165167107   5,817     285,009  SH            SOLE               285,009
COMVERSE INC                     COM          20585P105   3,070     109,471  SH            SOLE               109,471
PENNEY J C INC                   COM          708160106   2,682     177,513  SH            SOLE               177,513
PENNEY J C INC                   COM          708160106   1,470      97,300      CALL      SOLE                97,300
MURPHY OIL CORP                  COM          626717102   4,708      73,871  SH            SOLE                73,871
NATIONAL BK GREECE S A      ADR PRF SER A     633643507     790     106,100  SH            SOLE               106,100
NORDION INC                      COM          65563C105   2,540     384,238  SH            SOLE               384,238
OIL STS INTL INC                 COM          678026105   4,102      50,290  SH            SOLE                50,290
OWENS CORNING NEW                COM          690742101   2,874      72,892  SH            SOLE                72,892
PARKERVISION INC                 COM          701354102   1,899     520,209  SH            SOLE               520,209
SEAGATE TECHNOLOGY PLC           SHS          G7945M107   4,582     125,347  SH            SOLE               125,347
SEARS HLDGS CORP                 COM          812350106   5,214     104,352  SH            SOLE               104,352
VERINT SYS INC                   COM          92343X100   9,157     250,533  SH            SOLE               250,533
VISTEON CORP                   COM NEW        92839U206   3,017      52,288  SH            SOLE                52,288
VODAFONE GROUP PLC NEW      SPONS ADR NEW     92857W209   7,165     252,288  SH            SOLE               252,288
WEATHERFORD INTERNATIONAL LT   REG SHS        H27013103   4,952     407,892  SH            SOLE               407,892
WESTERN DIGITAL CORP             COM          958102105  12,010     238,821  SH            SOLE               238,821

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